Trade and other receivables (Tables)	12 Months Ended
Apr. 30, 2025
Notes and other explanatory information [abstract]
Schedule of trade and other receivables

	April 30, 2024	April 30, 2025	April 30, 2025
	SGD	SGD	USD
Trade receivables
- third parties	1,484,757	996,732	763,544
Less: Allowance for expected credit losses	(59,582)	(49,855)	(38,191)
	1,425,175	946,877	725,353
Other receivables
- shareholders	85,443	81,796	62,660
- third parties	418,862	448,261	343,390
Less: Allowance for expected credit losses	(398,607)	(398,607)	(305,352)
Deposits	227,851	211,404	161,945
Prepayments	31,660	167,865	128,594
	365,209	510,719	391,237

Total trade and other receivables	1,790,384	1,457,596	1,116,590

Schedule of allowance for credit losses for trade and other receivables

The movement in allowance for expected credit losses of trade and other receivables computed based on lifetime ECL is as follows:

	April 30, 2024	April 30, 2025	April 30, 2025
	SGD	SGD	USD
Trade receivables
At beginning of financial year	50,748	59,582	45,642
Addition/(Reversal)	8,834	(9,727)	(7,451)
At end of financial year	59,582	49,855	38,191

Other receivables
At beginning of financial year	318,886	398,607	305,352
Addition	79,721	-	-
At end of financial year	398,607	398,607	305,352